Stockholders' Equity (FY)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Equity [Abstract]
Stockholders' Equity
Note 8 – Stockholders' Equity
Equity Issuances
Purchase Agreement
In March 2019, the Company and Lincoln Park Capital Fund, LLC (“Lincoln Park”) entered into a purchase agreement (the “Purchase Agreement”) and a registration rights agreement (the “Registration Rights Agreement”), pursuant to which the Company has the right to sell to Lincoln Park shares of the Company’s common stock having an aggregate value of up to $26.0 million, subject to certain limitations and conditions set forth in the Purchase Agreement (the “Offering”). As consideration for entering into the Purchase Agreement, the Company issued to Lincoln Park an additional 181,510 shares of common stock as commitment shares.
Pursuant to the Purchase Agreement, Lincoln Park purchased 250,000 shares of common stock, at a price of $4.00 per share, for a total gross purchase price of $1.0 million (the “Initial Purchase”) upon commencement. Thereafter, as often as every business day from and after one business day following the date of the Initial Purchase and over the 36-month term of the Purchase Agreement the Company has the right, from time to time, at its sole discretion and subject to certain conditions, to direct Lincoln Park to purchase up to 100,000 shares of common stock, with such amount increasing as the closing sale price of the common stock increases; provided Lincoln Park’s obligation under any single such purchase will not exceed $2.5 million, unless the Company and Lincoln Park mutually agree to increase the maximum amount of such single purchase (each, a “Regular Purchase”). If the Company directs Lincoln Park to purchase the maximum number of shares of common stock it then may sell in a Regular Purchase, then in addition to such Regular Purchase, and subject to certain conditions and limitations in the Purchase Agreement, the Company may direct Lincoln Park in an “accelerated purchase” to purchase an additional amount of common stock that may not exceed the lesser of (i) 300% the number of shares purchased pursuant to the corresponding Regular Purchase or (ii) 30% of the total number of shares of the Company’s common stock traded during a specified period on the applicable purchase date as set forth in the Purchase Agreement. Under certain circumstances and in accordance with the Purchase Agreement, the Company may direct Lincoln Park to purchase shares in multiple accelerated purchases on the same trading day.
The Company controls the timing and amount of any sales of its common stock to Lincoln Park. There is no upper limit on the price per share that Lincoln Park must pay for its common stock under the Purchase Agreement, but in no event will shares be sold to Lincoln Park on a day the closing price is less than the floor price specified in the Purchase Agreement. In all instances, the Company may not sell shares of its common stock to Lincoln Park under the purchase agreement if it would result in Lincoln Park beneficially owning more than 9.99% of its common stock.
The Purchase Agreement does not limit the Company’s ability to raise capital from other sources at the Company’s sole discretion, except that (subject to certain exceptions) the Company may not enter into any Variable Rate Transaction (as defined in the Purchase Agreement, including the issuance of any floating conversion rate or variable priced equity-like securities) during the 36 months after the date of the Purchase Agreement. The Company has the right to terminate the Purchase Agreement at any time, at no cost to the Company.
As of March 31, 2022, the Company had not made any sales of common stock to Lincoln Park under the Purchase Agreement other than the Initial Purchase. The agreement expired on April 1, 2022.
At The Market Offering Agreement
On June 4, 2021, the Company entered into an At The Market Offering Agreement (the “ATM Agreement”) with HCW, as sales agent, in connection with an “at the market offering” under which the Company from time to time may offer and sell shares of its common stock, having an aggregate offering price of up to $50.0 million. During the three months ended March 31, 2022 and since inception the Company had not issued any shares under the ATM Agreement. Having received a listing deficiency notice from Nasdaq on February 18, 2022 after the Company’s shares traded below $1.00 for 30 consecutive trading days, the Company will not be permitted to sell additional shares under the ATM Agreement until it re-establishes timely compliance. Compliance may be reestablished by various mechanisms, including stock price appreciation at or above $1.00 for a requisite period of time and reverse stock split.
Stock Options and Warrants
The following table summarizes the activity for stock options and warrants for the three months ended March 31, 2022:
	Stock Options				Warrants
	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (In Thousands)	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (In Thousands)
Outstanding at December 31, 2021	2,131,849	$5.64	7.97	$—	21,356,600	$2.84	4.37	$—

Changes during the period:
Granted	540,600	0.91			—	—
Exercised	—	—			—	—
Forfeited	(9,565)	1.90			—	—
Expired	(23,275)	26.00			—	—
Outstanding at March 31, 2022	2,639,609	$4.51	7.83	$—	21,356,600	$2.84	4.13	$—
Vested at March 31, 2022 or expected to vest in the future	2,594,630	$4.57	7.80	$—	21,356,600	$2.84	4.13	$—
Vested at March 31, 2022	1,408,083	$7.36	6.41	$—	21,356,600	$2.84	4.13	$—
Restricted Stock
During the three months ended March 31, 2022 and 2021, the Company issued restricted stock for services as follows ($ in thousands):
	Three Months Ended March 31,
	2022	2021
Number of restricted stock issued	1,061,175	300,450
Value of restricted stock issued	$973	$478
The vesting terms of restricted stock issuances are generally between one to four years.
Restricted Stock Units
During the three months ended March 31, 2022 and 2021, the Company issued restricted stock units for services as follows ($ in thousands, except share data):
	Three Months Ended March 31,
	2022	2021
Number of restricted stock units issued	1,379,860	458,245
Value of restricted stock units issued	$1,265	$729
The weighted average estimated fair value of restricted stock issued for services in the three months ended March 31, 2022 and 2021 was $0.92 and $1.59 per share, respectively. The fair value of the restricted stock units was determined using the Company’s closing stock price on the date of issuance. The vesting terms of restricted stock unit issuances are generally one year, or upon the achievement of performance-based milestones.

Note 9 – Stockholders' Equity
Equity Plans
The Company has used long-term incentive plans for the purpose of granting equity awards to employees of the Company, including officers, and nonemployees, including consultants and nonemployee members of the Company's board of directors (collectively, the “Participants”). The Participants may receive awards as determined by a committee of independent members of the Company's board of directors or, to the extent authorized by such committee with respect to certain Participants, a duly authorized employee (collectively, the “Committee”). The incentive plan currently used by the Company is the 2018 Equity Incentive Compensation Plan (the “2018 Plan”), as adopted by the stockholders of the Company in June 2018, and subsequently increased by the stockholders of the Company in June 2021 with 6,000,000 shares authorized for issuance thereunder and in June of 2020 with 2,500,000 shares authorized for issuance thereunder, plus any shares awarded under the 2015 Equity Compensation Plan (the “2015 Plan”) or the Amended and Restated 2009 Equity Compensation Plan (the “2009 Plan”) that are not issued due to their subsequent forfeiture, cancellation, or other settlement thereof. Concurrent with the adoption of the 2018 Plan, no future awards will occur under the 2015 Plan or the 2009 Plan. The awards that may be made under the 2018 Plan include: (a) incentive stock options and nonqualified stock options, (b) shares of restricted stock, (c) restricted stock units, and (d) other kinds of equity-based compensation awards. All stock options under the 2015 Plan and 2009 Plan were granted and the 2018 Plan are granted at the fair market value of the common stock at the grant date. Stock options vest either on the date of grant, ratably over a period determined at time of grant, or upon the accomplishment of specified business milestones, and generally expire 2, 3, or 10 years from the grant date depending on the status of the recipient as a nonemployee, employee or director of the Company. As of December 31, 2021, there were 5,585,661 shares available for future grants under the 2018 Plan. No additional awards may be made under the 2015 Plan or the 2009 Plan.
The Company adopted an employee stock purchase plan effective January 1, 2013 and authorized 50,000 shares under the plan (the “2012 ESPP”). The plan has two six-month offering periods per year under which eligible employees may contribute up to 15% of their compensation toward the purchase of the Company's common stock per offering period (with a $25,000 cap per calendar year). The employee's purchase price is equal to (i) 85% of the closing price of a share of the Company's common stock on the enrollment date of such offering period or (ii) 85% of the closing price of a share of the Company's common stock on the Exercise Date of such Offering Period, whichever is lower. In May 2017, the Company's stockholders approved an amendment and restatement to the 2012 ESPP (the “2017 ESPP”) in order to effect an increase of authorized shares from 50,000 to 100,000. In June 2018, the Company's stockholders approved an amendment to the 2017 ESPP (the “Amended 2017 ESPP”) in order to effect an increase of authorized shares from 100,000 to 500,000. During the year ended December 31, 2021, 47,132 shares were issued under the Amended 2017 ESPP. At December 31, 2021, the Company had 300,577 shares of the Company's common stock available for future grant in connection with this plan.
Equity Issuances
Purchase Agreement
In March 2019, the Company and Lincoln Park Capital Fund, LLC (“Lincoln Park”) entered into a purchase agreement (the “Purchase Agreement”) and a registration rights agreement (the “Registration Rights Agreement”), pursuant to which the Company has the right to sell to Lincoln Park shares of the Company’s common stock having an aggregate value of up to $26.0 million, subject to certain limitations and conditions set forth in the Purchase Agreement (the “Offering”). As consideration for entering into the Purchase Agreement, the Company issued to Lincoln Park an additional 181,510 shares of common stock as commitment shares.
Pursuant to the Purchase Agreement, upon commencement Lincoln Park purchased 250,000 shares of common stock, at a price of $4.00 per share for a total gross purchase price of $1,000,000 (the “Initial Purchase”) upon commencement. Thereafter, as often as every business day from and after one business day following the date of the Initial Purchase and over the 36-month term of the Purchase Agreement, the Company has the right, from time to time, at its sole discretion and subject to certain conditions, to direct Lincoln Park to purchase up to 100,000 shares of common stock, with such amount increasing as the closing sale price of the common stock increases; provided Lincoln Park’s obligation under any single such purchase will not exceed $2,500,000, unless the Company and Lincoln Park mutually agree to increase the maximum amount of such single purchase (each, a “Regular Purchase”). If the Company directs Lincoln Park to purchase the maximum number of shares of common stock it then may sell in a Regular Purchase, then in addition to such Regular Purchase, and subject to certain conditions and limitations in the Purchase Agreement, the Company may direct Lincoln Park in an “accelerated purchase” to purchase an additional amount of common stock that may not exceed the lesser of (i) 300% the number of shares purchased pursuant to the corresponding Regular Purchase or (ii) 30% of the total number of shares of the Company’s common stock traded during a specified period on the applicable purchase date as set forth in the Purchase Agreement (each, an “Accelerated Purchase”). Under certain circumstances and in accordance with the Purchase Agreement, the Company may direct Lincoln Park to purchase shares in multiple accelerated purchases on the same trading day.
The Company controls the timing and amount of any sales of its common stock to Lincoln Park. There is no upper limit on the price per share that Lincoln Park must pay for its common stock under the Purchase Agreement, but in no event will shares be sold to Lincoln Park on a day the closing price is less than the floor price specified in the Purchase Agreement. In all instances, the Company may not sell shares of its common stock to Lincoln Park under the purchase agreement if it would result in Lincoln Park beneficially owning more than 9.99% of its common stock.
The Purchase Agreement does not limit the Company’s ability to raise capital from other sources at the Company’s sole discretion, except that (subject to certain exceptions) the Company may not enter into any Variable Rate Transaction (as defined in the Purchase Agreement, including the issuance of any floating conversion rate or variable priced equity-like securities) during the 36 months after the date of the Purchase Agreement. The Company has the right to terminate the Purchase Agreement at any time, at no cost to the Company.
As of December 31, 2021, the Company had not made any sales of common stock to Lincoln Park under the Purchase Agreement other than the Initial Purchase. In addition, the Company may not direct Lincoln Park to make Accelerated Purchases under the Purchase Agreement if the stock is below the specified floor price of $1.00.
Common Stock Sales Agreement
In February 2018, the Company entered into a common stock sales agreement with H.C. Wainwright & Co., LLC (“HCW”) as sales agent, which was subsequently amended in August 2018 (the “Sales Agreement”), in connection with an “at the market offering” under which the Company from time to time may offer and sell shares of its common stock, having an aggregate offering price of not more than $25.0 million.
The Company provided HCW with customary indemnification rights, and HCW was entitled to a commission at a fixed commission rate equal to 3.0% of the gross proceeds per share sold.
On February 12, 2021, the Company suspended the use of the at-the-market transactions facility and terminated the continuous offering pursuant to the Sales Agreement.
As of the termination of the Sales Agreement on February 12, 2021, the Company had sold an aggregate 3,784,912 shares of its common stock pursuant to the Sales Agreement for net proceeds of $9.5 million since inception. For the year ended December 31, 2021, the Company had not issued any shares under the Sales Agreement.
At The Market Offering Agreement
On June 4, 2021, the Company entered into an At The Market Offering Agreement (the “ATM Agreement”) with HCW, as sales agent, in connection with an “at the market offering” under which the Company from time to time may offer and sell shares of its common stock, having an aggregate offering price of up to $50.0 million. During the twelve months ended December 31, 2021, the Company had not issued any shares under the ATM Agreement. Having received a listing deficiency notice from Nasdaq on February 18, 2022 after the Company’s shares traded below $1.00 for 30 consecutive trading days, the Company will not be permitted to sell additional shares under the ATM Agreement until it re-establishes timely compliance. Compliance may be reestablished by various mechanisms, including stock price appreciation at or above $1.00 for a requisite period of time and reverse stock split.
Registered Direct Offerings
In February 2021, the Company entered into a Securities Purchase Agreement (the “Institutional Purchase Agreement”) with certain institutional investors (the “Institutional Purchasers”). Pursuant to the terms of the Institutional Purchase Agreement, the Company sold to the Institutional Purchasers in a registered direct offering an aggregate of 24,906,134 shares of its common stock and warrants to purchase an aggregate of 12,453,067 shares of its common stock at a combined purchase price equal to $2.45 per share and associated warrant. Each warrant features an exercise price equal to $2.90 per share, is exercisable immediately upon issuance and will expire five years from the issuance date. Additionally, in a concurrent non-brokered registered direct offering, the Company entered into a Securities Purchase Agreement (the “Additional Purchase Agreement”) with certain accredited investors (the “Additional Purchasers”). Pursuant to the terms of the Additional Purchase Agreement, the Company sold to the Additional Purchasers an aggregate of 1,632,652 shares of its common stock and warrants to purchase an aggregate of 816,326 shares of its common stock at a combined purchase price equal to $2.45 per share and associated warrant. Each warrant features an exercise price equal to $2.90 per share, is exercisable immediately upon issuance and will expire five years from the issuance date. In connection with the registered direct offerings, the Company received gross proceeds of approximately $65.0 million.
Private Placement
In January 2021, the Company entered into a securities purchase agreement (the “January Private Placement”) with certain investors (the “January Purchasers”). Pursuant to the terms of the January Private Placement, the Company agreed to sell to the January Purchasers an aggregate of 12,500,000 shares of its common stock at a purchase price equal to $2.00 per share, along with warrants to purchase an aggregate of 6,250,000 shares of its common stock. In connection with the January Private Placement, the Company received gross proceeds of $25.0 million. Each warrant is exercisable for one share of common stock and features an exercise price equal to $2.90 per share. The warrants are exercisable immediately upon issuance and will expire five and one-half years from the issuance date.
Warrant Exercises
In January 2021, the Company issued 801,148 shares of common stock for net proceeds of $1.8 million in connection with warrant exercises associated with the April 23, 2020 securities purchase agreement and the May 25, 2020 securities purchase agreement.
Stock Options and Warrants
The following table summarizes the activity for stock options and warrants for the year ended December 31, 2021:

	Stock Options				Warrants
	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (In Thousands)	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (In Thousands)
Outstanding at December 31, 2020	963,700	$14.64	5.86	$—	2,638,355	$2.18	4.98	$—

Changes during the Year:
Granted	1,314,790	$1.32			19,519,393	$2.90
Exercised	(7,250)	$3.28		(3)	(801,148)	$2.19
Forfeited	(29,842)	$2.18			—	$—
Expired	(109,549)	$34.12			—	$—
Outstanding at December 31, 2021	2,131,849	$5.64	7.97	$—	21,356,600	$2.84	4.37	$—
Vested at December 31, 2021 or expected to vest in the future	2,120,643	$5.66	7.96	$—	21,356,600	$2.84	4.37	$—
Exercisable at December 31, 2021	1,122,783	$9.26	6.70	$—	21,356,600	$2.84	4.37	$—
Restricted Stock
During the years ended December 31, 2021 and 2020, the Company issued restricted stock for services as follows ($ in thousands, except share data):
	2021	2020
Number of Restricted Stock Issued	612,950	156,184
Value of Restricted Stock Issued	$877.7	$512.3
The weighted average estimated fair value of restricted stock issued for services in the years ended December 31, 2021 and 2020 was $1.43 and $3.28 per share, respectively. The fair value of the restricted stock was determined using the Company’s closing stock price on the date of issuance. The vesting terms of restricted stock issuances are generally between one to four years.
Restricted Stock Units
During the years ended December 31, 2021 and 2020, the Company issued restricted stock units for services as follows ($ in thousands, except share data):

	2021	2020
Number of Restricted Stock Units Issued	458,245	325,853
Value of Restricted Stock Units Issued	$728.6	$863.0
The weighted average estimated fair value of restricted stock units issued for services in the years ended December 31, 2021 and 2020 was $1.59 and $2.65 per share, respectively. The fair value of the restricted stock units was determined using the Company’s closing stock price on the date of issuance. The vesting terms of restricted stock unit issuances are generally one year, or upon the achievement of performance-based milestones.